INTEREST INCOME (Tables)	12 Months Ended
Dec. 31, 2019
INTEREST INCOME
Schedule of interest income

	Year ended December 31,
	2017	2018	2019
	(HK$ in thousands)
Interest income from:
Margin financing	62,165	211,762	221,648
Bank deposits	34,050	123,775	187,223
Bridge loan	863	7,827	6,172
IPO financing	5,470	2,921	12,658
Securities lending	3,324	14,300	37,202
Total	105,872	360,585	464,903